11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 10) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax and minimum notional income tax liability [Line Items]
Non current income tax and minimum notional income tax provision	$ 131	$ 10
Current income tax and minimum notional income tax provision	11	53
Income tax, net of witholdings and advances [member]
Disclosure of income tax and minimum notional income tax liability [Line Items]
Non current income tax and minimum notional income tax provision	131	10
Current income tax and minimum notional income tax provision	$ 11	$ 53